General Information, Statement of Compliance with IFRS and Going concern assumption (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
General information, Statement of Compliance with IFRS and Going concern assumption [Abstract]
Schedule of ownership percentages
Consolidated subsidiaries of the Company as of June 30, 2024, are as follows.

Name of the subsidiary	Major business activities	Shareholding %
Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%
As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of June 30, 2024, as follows.

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%
Consolidated subsidiaries of the Company as of December 31, 2023, are as follows.

Name of the subsidiary	Major business activities	Shareholding %
Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%

As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of December 31, 2023, as follows.

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%

Consolidated subsidiaries of the Company as of December 31, 2023, are as follows.

Name of the subsidiary	Major business activities	Shareholding %

Captivision Korea, Inc. (formerly known as GLAAM Co., Ltd.)	Manufacture & distribute G-Glass	100.00%
Jaguar Global Growth Korea Co., Ltd.	Exchange subsidiary	100.00%

As a subsidiary of the Company, Captivision Korea, Inc. has consolidated subsidiaries as of December 31, 2023, as follows.

Name of the subsidiary	Major business activities	Shareholding %

G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G- SMATT Europe)	Distribute G-Glass	76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America	Distribute G-Glass	54.63%

Consolidated Subsidiaries as of December 31, 2022

Name of the subsidiary	Major business activities	Shareholding %
G-Frame Co., Ltd. (G-Frame)	Manufacture G-Glass related products	100.00%
G-SMATT Europe Media Limited and its subsidiary (G-	Distribute G-Glass
SMATT Europe) (*)		76.55%
G-SMATT Tech	Distribute G-Glass	100.00%
G-SMATT America (**)	Distribute G-Glass	54.63%

(*)
On November 30, 2022,
G-SMATT
Europe acquired 100% ownership of Inflectix Limited (“Inflectix”) as a wholly owned subsidiary for USD 301,654. Inflectix was incorporated on July 11, 2018, by Orhan Ertughrul,
G-SMATT
Europe’s chief executive officer. It is located in Gloucestershire, United Kingdom and provides high level technical expertise service in biotechnology investment consulting field.

(**)
In 2022, certain minority shareholders of
G-SMATT
America Co., Ltd (an equity method associate located in CA, USA) sold all their shares, a total of 1,470,116 shares, to the Company. As a result, the Company’s ownership in
G-SMATT
America Co., Ltd. increased by 12.00% from 42.63% to 54.63% and became the major shareholder.
G-SMATT
America Co., Ltd. is subject to consolidation from the date of the majority ownership change on July 1, 2022.

Schedule of information of subsidiaries before elimination of intercompany transactions
Information of subsidiaries as of and for the six months ended June 30, 2024 (before elimination of intercompany transactions):

					(Unit: USD)

Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
Captivision Korea, Inc.	30,456,245	29,807,262	15,250,660	2,261,115	2,261,115
G-Frame	3,953,783	6,985,668	47,379	(562,445)	(562,445)
G-SMATT Europe	350,683	7,177,306	14,602	(205,707)	(558,502)
G-SMATT Tech	6,054	5,998,309	—	452	(308,679)
G-SMATT America	26,287	4,023,262	9,424	(433,708)	(708,081)
Jaguar Global Growth Korea Co., Ltd.	128	721,418	—	(155)	(155)
Information of subsidiaries as of December 31, 2023 and for the six months ended June 30, 2023 (before elimination of intercompany transactions):

			(Unit: USD)

	As of December 31, 2023		For the six months ended June 30, 2023
Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	Comprehensive income (loss)
G-Frame	4,327,690	6,976,169	571,632	(390,109)	(390,109)
G-SMATT Europe	335,725	7,037,675	72,701	(465,040)	(653,707)
G-SMATT Tech	5,123	6,077,379	793	(128,028)	(111,189)
G-SMATT America	31,698	3,558,071	365,117	(791,754)	(788,365)

Information of subsidiaries as of and for the twelve months ended December 31, 2023 (before elimination of intercompany transactions):

Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	(Unit: USD) Comprehensive income (loss)

G-Frame	4,327,690	6,976,169	1,330,525	(770,472)	(963,675)
G-SMATT Europe	335,725	7,037,675	528,274	(1,992,481)	(2,336,322)
G-SMATT Tech	5,123	6,077,379	776	(77,173)	(56,037)
G-SMATT America	31,698	3,558,071	365,164	(3,948,508)	(3,893,128)

Information of subsidiaries as of and for the twelve months ended December 31, 2022 (before elimination of intercompany transactions):

Name of the subsidiary	Assets	Liabilities	Sales	Net income (loss)	(Unit: USD) Comprehensive income (loss)

G-Frame	7,558,305	6,826,664	1,563,390	(1,313,838)	(1,423,354)
G-SMATT Europe	1,451,597	5,908,020	208,741	(955,207)	(761,722)
G-SMATT Tech	74,730	6,245,793	37,607	(537,693)	(130,280)
G-SMATT America (*)	3,413,876	3,001,074	3,271,530	(3,116,733)	(3,255,977)

(*)	Sales, net income (loss) and comprehensive income (loss) associated with G-SMATT America were recognized for six months from the date of majority ownership change by the Company.